Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company has completed an evaluation of all subsequent events through April 4, 2024, the date on which the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in these financial statements as of December 31, 2023, and events which occurred subsequently but were not recognized in these financial statements.